CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 121.2	$ 323.0
Short-term investments	12.1	31.4
Trade receivables	29.5	49.8
Inventory	31.0	22.3
Prepaid expenses and other current assets	29.0	25.2
Total current assets	222.8	451.7
Investments in unconsolidated affiliates	906.3	397.2
Lease assets - see Note B	240.6	0.0
Property and equipment, net	168.7	176.4
Other intangible assets, net	162.1	175.8
Goodwill	164.8	164.8
Fixed maturity securities available for sale, at fair value	17.5	17.8
Deferred tax asset	18.2	16.9
Other long term investments and non-current assets	58.0	58.9
Total assets	1,959.0	1,459.5
Current liabilities:
Accounts payable and other accrued liabilities, current	89.9	98.4
Lease liabilities, current - see Note B	42.7	0.0
Income taxes payable	23.7	24.2
Deferred revenue	25.9	31.5
Notes payable, current	5.9	5.9
Total current liabilities	188.1	160.0
Lease liabilities, long term - see Note B	230.9	0.0
Deferred revenue, long term	0.2	0.2
Notes payable, long term	206.3	42.2
Note payable to Fidelity National Financial, Inc. - see Note F	100.0	0.0
Accounts payable and other accrued liabilities, long term	29.6	57.4
Total liabilities	755.1	259.8
Commitments and contingencies - see Note G
Equity:
Cannae common stock, $0.0001 par value; authorized 115,000,000 shares as of March 31, 2019 and December 31, 2018; issued and outstanding of 72,234,330 and 72,223,692, respectively, as of March 31, 2019 and December 31, 2018	0.0	0.0
Preferred stock, $0.0001 par value; authorized 10,000,000 shares; issued and outstanding, none as of March 31, 2019 and December 31, 2018	0.0	0.0
Retained earnings	49.5	45.8
Additional paid-in capital	1,148.9	1,146.2
Less: Treasury stock, 10,638 shares as of March 31, 2019 and December 31, 2018, at cost	(0.2)	(0.2)
Accumulated other comprehensive loss	(65.9)	(67.2)
Total Cannae shareholders' equity	1,132.3	1,124.6
Noncontrolling interests	71.6	75.1
Total equity	1,203.9	1,199.7
Total liabilities and equity	$ 1,959.0	$ 1,459.5